Note 17 - Financial Instruments (Details Textual)	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,134,501	347,543
Fair Value Assumptions Expected Volatility Rate Calculation Basis	2 years
Fair Value Assumptions, Expected Volatility Rate	233.00%
Increase (Decrease) in Volatility Rate Applied	5.00%
Fair Value Assumptions Resulting Increase (Decrease) in Fair Value	4.00%
Interest Rate Swap [Member] | ABN Armo Bank of Holland [Member]
Derivative, Number of Instruments Held	3